Revenue - Additional information (Details) £ in Thousands, $ in Millions	Mar. 11, 2022 USD ($)	Jan. 04, 2022 GBP (£) novelSmallMoleculeCandidate	Jan. 04, 2022 USD ($) novelSmallMoleculeCandidate
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of novel small molecule candidates focused on during research | novelSmallMoleculeCandidate		15	15
Revenue from strategic research collaboration, up-front cash payment		£ 74,242	$ 100
Revenue from strategic research collaboration, potential in total milestones plus tiered royalties over duration of collaboration agreement			$ 5,200
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration arrangement, extension term	6 months
Revenue from collaboration arrangement	$ 5